Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Key Financial Performance Measures of the Segments

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2025	2024	2023
	USD	USD	USD
Revenue from subscription segment
Revenue	89,192,498	64,991,807	24,557,650
Cost of revenue	(119,275,038)	(92,457,957)	(21,344,236)
Segment gross (loss) / profit	(30,082,540)	(27,466,150)	3,213,414

Revenue from advertisement segment
Revenue	8,351,098	11,221,050	9,900,071
Cost of revenue	(3,734,317)	(7,444,133)	(3,855,840)
Segment gross profit	4,616,781	3,776,917	6,044,231

Revenue from live events segment
Revenue	1,760,930	1,880,548	6,922,719
Cost of revenue	(1,548,310)	(2,214,126)	(5,888,466)
Segment gross profit / (loss)	212,620	(333,578)	1,034,253

Consolidated
Revenue from external customers	99,304,526	78,093,405	41,380,440
Cost of revenue	(124,557,665)	(102,116,216)	(31,088,542)
Gross (loss) / profit	(25,253,139)	(24,022,811)	10,291,898

Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax	The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	2025	2024	2023
	USD	USD	USD

Gross (loss) / profit	(25,253,139)	(24,022,811)	10,291,898
Selling and marketing expenses	(26,095,652)	(19,268,175)	(8,369,739)
General and administrative expenses	(20,750,213)	(18,833,432)	(17,080,251)
Consultancy and professional fees	(1,375,651)	(1,215,572)	(1,725,675)
Government grants	1,101,295	1,800,478	2,325,960
Impairment of goodwill	-	(600,000)	-
Finance costs	(5,045,550)	(175,003)	(268,517)
Finance income	1,139,672	538,877	18,959
Other income	245,670	311,611	3,242,597
Share of loss of a joint venture	-	(8,383)	(213,805)
Loss on liquidation of joint venture	-	(354,595)	-
Impairment of intangible asset	(15,000,000)	-	-
Fair value change of warrants liabilities	173,859	1,624,868	(575,224)
Fair value of embedded derivative liability	3,597,955	(609,320)	-
Foreign exchange loss, net	587,493	(1,009,006)	(2,656,846)
Loss before tax	(86,674,261)	(61,820,463)	(15,010,643)

Schedule of Revenue by Market

Revenue by market

	2025	2024	2023
	USD	USD	USD
KSA	30,252,825	24,939,060	9,655,639
UAE	20,834,812	14,454,073	11,830,985
Egypt	15,619,215	12,004,685	9,327,477
Qatar	5,303,508	6,282,966	713,111
Kuwait	8,568,448	5,936,379	1,265,485
Lebanon	4,602,799	3,062,121	3,456,823
Jordan	1,514,526	1,500,964	1,227,705
Others*	12,608,393	9,913,157	3,903,215
	99,304,526	78,093,405	41,380,440
*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.